Variable Interest Entities - Summary of Average Bareboat Charter Rates per Day (Details) $ / d in Thousands	Dec. 31, 2018 $ / d
West Taurus
Sale Leaseback Transaction [Line Items]
2018	112
2019	102
2020	101
2021	96
2022	96
2023	179
SFL Hercules Limited
Sale Leaseback Transaction [Line Items]
2018	117
2019	101
2020	100
2021	96
2022	96
2023	180
SFL Linus Limited
Sale Leaseback Transaction [Line Items]
2018	158
2019	119
2020	99
2021	99
2022	92
2023	171